Note 12 - Exploration and Evaluation Assets	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
12	Exploration and evaluation assets

	Bilboes Gold	Motapa	Maligreen	GG	Sabiwa	Abercorn	Valentine	Total

Balance at January 1, 2023	–	7,844	5,626	3,723	294	27	65	17,579
Acquisition costs:
- Bilboes Gold	73,198	–	–	–	–	–	–	73,198
Decommissioning asset estimation adjustment	–	1,466	152	–	–	–	–	1,618
Exploration costs:
- Consumables and drilling	–	903	102	–	–	–	–	1,005
- Contractor	–	2	–	–	–	–	–	2
- Labour	–	377	111	–	–	–	–	488
- Power	–	–	7	–	–	–	–	7
- Other	375	–	–	–	–	–	–	375
Balance at December 31, 2023	73,573	10,592	5,998	3,723	294	27	65	94,272
Decommissioning asset estimation adjustment*	–	(899)	–	–	–	–	–	(899)
Exploration costs:
- Consumables and drilling	–	1,266	19	–	–	–	–	1,285
- Contractor	–	14	5	–	–	–	–	19
- Labour	–	421	–	51	–	–	–	472
- Power	–	2	3	–	–	–	–	5
- Other	609	67	–	–	–	–	–	676
Balance at September 30, 2024	74,182	11,463	6,025	3,774	294	27	65	95,830

*

After further review of the Motapa claims the old tailings storage facility, previously included in the rehabilitation liability,  is not within the Caledonia claims area. The tailing storage facility was subsequently excluded from the rehabilitation liability footprint. Refer to note 20 for more information.